Investments - Summary of Long-Term Investment (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Equity method investments	¥ 0	¥ 1,416
Total long-term equity investments	¥ 0	¥ 1,416